STATEMENT OF INVESTMENTS
BNY Mellon Strategic Beta Emerging Markets Equity Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 86.9%
Argentina - .0%
Pampa Energia, ADR	700	[a]	9,219
Brazil - 4.8%
Atacadao	2,700	[a]	14,274
B3 - Brasil Bolsa Balcao	4,650		52,074
Banco Bradesco	3,620		26,440
Banco do Brasil	6,800		76,692
Banco Santander Brasil	3,500		34,145
BB Seguridade Participacoes	6,700		54,444
BRF	6,100	[a]	43,514
CCR	3,900	[a]	16,529
Centrais Eletricas Brasileiras	1,100	[a]	10,064
Cia de Saneamento Basico do Estado de Sao Paulo	2,100	[a]	29,961
Cia Siderurgica Nacional	12,100	[a]	36,617
Cogna Educacao	2,200		5,969
Cosan	3,400	[a]	63,394
Embraer	3,300	[a]	13,939
Engie Brasil Energia	1,250		15,189
Equatorial Energia	3,000	[a]	16,833
Hypera	400		3,322
IRB Brasil Resseguros	2,700		27,904
JBS	22,200	[a]	142,916
Klabin	300		1,455
Localiza Rent a Car	1,653		20,523
Lojas Renner	1,694		22,796
M Dias Branco	300		2,890
Multiplan Empreendimentos Imobiliarios	300		2,416
OdontoPrev	1,000		4,103
Petrobras Distribuidora	7,400		49,833
Petroleo Brasileiro	18,200		128,980
Porto Seguro	800	[a]	12,420
Raia Drogasil	400		11,562
Sul America	1,007		14,767
Suzano	1,791	[a]	16,536
Tim Participacoes	10,300		40,165
Ultrapar Participacoes	7,300	[a]	43,075
Vale	16,100		189,399

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Brazil - 4.8% (continued)
WEG	1,430		13,223
			1,258,363
Chile - .7%
AES Gener	12,585		2,342
Aguas Andinas, Cl. A	12,449		4,667
Banco de Chile	72,263	[a]	7,115
Banco de Credito e Inversiones	50	[a]	2,088
Banco Santander Chile	204,192	[a]	10,101
Cencosud	12,964	[a]	16,037
Cia Cervecerias Unidas	1,254		11,070
Colbun	46,936		6,832
Empresas CMPC	3,406	[a]	7,810
Empresas COPEC	2,222	[a]	19,824
Enel Americas	293,957		57,925
Enel Chile	293,194		27,806
LATAM Airlines Group	1,438	[a]	11,945
			185,562
China - 19.5%
3SBio	500	[a,b]	639
AAC Technologies Holdings	800	[a]	5,590
Agile Group Holdings	12,000	[a]	15,828
Agricultural Bank of China, Cl. H	145,300	[a]	56,028
Air China, Cl. H	28,000	[a]	22,770
Alibaba Group Holding, ADR	1,457	[a]	301,002
Aluminum Corp. of China, Cl. H	40,300	[a]	11,750
Angang Steel, Cl. H	13,000	[a]	4,370
Anhui Conch Cement, Cl. H	11,500	[a]	73,257
ANTA Sports Products	3,200	[a]	27,643
AviChina Industry & Technology, Cl. H	5,600	[a]	2,332
BAIC Motor, Cl. H	49,500	[a,b]	24,383
Bank of China, Cl. H	476,200	[a]	184,123
Bank of Communications, Cl. H	66,200	[a]	42,196
Beijing Capital International Airport, Cl. H	3,600	[a]	2,897
CGN Power, Cl. H	70,800	[a,b]	17,410
China Cinda Asset Management, Cl. H	22,800	[a]	4,556
China CITIC Bank, Cl. H	62,000	[a]	32,277
China Coal Energy, Cl. H	72,000	[a]	24,473
China Communications Construction, Cl. H	78,800	[a]	55,450
China Communications Services, Cl. H	22,500	[a]	15,074
China Conch Venture Holdings	500	[a]	2,215
China Construction Bank, Cl. H	666,050	[a]	505,254
China Everbright Bank, Cl. H	10,000	[a]	4,008

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
China - 19.5% (continued)
China Evergrande Group	12,000		26,412
China Huishan Dairy Holdings	1,900	[a,c]	0
China Life Insurance, Cl. H	45,000	[a]	107,826
China Longyuan Power Group, Cl. H	21,500	[a]	12,707
China Medical System Holdings	1,200	[a]	1,599
China Merchants Bank, Cl. A	200	[a]	1,011
China Merchants Bank, Cl. H	17,900	[a]	86,329
China Minsheng Banking, Cl. H	58,500	[a]	40,809
China National Building Material, Cl. H	83,600	[a]	79,667
China Pacific Insurance Group, Cl. H	23,600	[a]	78,521
China Petroleum & Chemical, Cl. H	280,800	[a]	148,164
China Railway Construction, Cl. H	54,700	[a]	53,066
China Railway Group, Cl. H	88,200	[a]	48,087
China Resources Pharmaceutical Group	28,500	[a,b]	23,822
China Shenhua Energy, Cl. H	49,500	[a]	86,988
China Telecom, Cl. H	223,000	[a]	86,592
China Tower, Cl. H	106,000	[a,b]	22,050
China Vanke, Cl. H	20,400	[a]	71,701
Chongqing Changan Automobile, Cl. B	2,400	[a]	1,327
CIFI Holdings Group	14,000	[a]	9,602
CNOOC	189,500	[a]	287,070
Cosco Shipping Holdings, Cl. H	26,500	[a]	9,408
Country Garden Holdings	67,100	[a,d]	84,974
Country Garden Services Holdings	2,885	[a]	9,331
CRRC, Cl. H	9,600	[a]	6,291
CSPC Pharmaceutical Group	5,500	[a]	12,160
Datang International Power Generation, Cl. H	82,000	[a]	14,222
Dongfeng Motor Group, Cl. H	25,500	[a]	19,085
ENN Energy Holdings	5,700	[a]	66,346
Fosun International	3,400	[a]	4,503
Fuyao Glass Industry Group, Cl. H	400	[a,b]	1,138
GF Securities, Cl. H	1,100		1,201
Gome Retail Holdings	67,200	[a,d]	6,192
Great Wall Motor, Cl. H	15,500	[a]	10,267
Guangzhou Automobile Group, Cl. H	12,880	[a]	12,932
Guangzhou R&F Properties, Cl. H	6,900	[a]	10,361
Haitian International Holdings	1,800	[a]	3,862
Haitong Securities, Cl. H	20,000	[a]	19,342
Hengan International Group	7,000	[a]	50,888
Huadian Power International, Cl. H	30,000	[a]	9,871
Huaneng Power International, Cl. H	88,700	[a]	41,948
Huaneng Renewables, Cl. H	20,100	[a]	8,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
China - 19.5% (continued)
Industrial & Commercial Bank of China, Cl. H	335,700	[a]	223,396
Inner Mongolia Yitai Coal, Cl. B	35,600	[a]	26,818
JD.com, ADR	3,500	[a]	131,915
Jiangsu Expressway, Cl. H	6,700	[a]	8,291
Jiangxi Copper, Cl. H	41,400	[a]	48,546
Kingsoft	600	[a]	1,814
Legend Holdings, Cl. H	13,000	[a,b]	24,178
Lenovo Group	199,000		129,715
Longfor Group Holdings	5,700	[b]	24,020
Metallurgical Corp. of China, Cl. H	76,000	[a]	14,785
NetEase, ADR	300		96,228
New China Life Insurance, Cl. H	4,600	[a]	17,177
New Oriental Education & Technology Group, ADR	100	[a]	12,155
People's Insurance Company Group of China, Cl. H	67,000	[a]	23,926
PetroChina, Cl. H	123,000	[a]	54,175
PICC Property & Casualty, Cl. H	66,000	[a]	70,459
Ping An Insurance Group Company of China, Cl. H	28,900	[a]	326,950
Postal Savings Bank of China, CI. H	49,000	[a,b]	30,408
Semiconductor Manufacturing International	4,510	[a,d]	8,165
Shanghai Electric Group, Cl. H	12,200	[a]	3,613
Shanghai Fosun Pharmaceutical Group, Cl. H	500	[a]	1,334
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	2,256	[a]	2,077
Shanghai Pharmaceuticals Holding, Cl. H	5,700	[a]	10,603
Shenzhou International Group Holdings	1,600	[a]	21,123
Shui On Land	116,500	[a]	23,264
SINA	50	[a]	1,937
Sino-Ocean Group Holding	34,500	[a]	12,380
Sinopec Engineering Group, Cl. H	21,900	[a]	11,769
Sinopec Shanghai Petrochemical, Cl. H	30,900	[a]	7,890
Sinopharm Group, Cl. H	18,000	[a]	58,485
Sinotrans, Cl. H	14,900	[a]	4,551
SOHO China	20,000	[a]	7,616
Sunac China Holdings	8,600	[a]	41,460
Sunny Optical Technology Group	1,000	[a]	16,103
Tencent Holdings	3,400	[a]	161,442
Tingyi Cayman Islands Holding	14,000	[a]	23,439
TravelSky Technology, Cl. H	1,800	[a]	3,894
Trip.Com Group, ADR	600	[a]	19,278

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
China - 19.5% (continued)
Vipshop Holdings, ADR	4,900	[a]	62,377
Want Want China Holdings	55,200		45,388
Weichai Power, Cl. H	27,400	[a]	47,939
Yanzhou Coal Mining, Cl. H	33,000		24,328
Yum China Holdings	1,300		55,991
Zhejiang Expressway, Cl. H	7,700	[a]	6,267
Zhongsheng Group Holdings	4,000	[a]	14,793
Zhuzhou CRRC Times Electric, Cl. H	600	[a]	2,012
Zijin Mining Group, Cl. H	42,200	[a]	18,386
ZTE, Cl. H	3,200	[a]	10,333
			5,104,646
Colombia - .3%
Cementos Argos	669		1,271
Corporacion Financiera Colombiana	174	[a]	1,654
Ecopetrol	45,792		42,579
Grupo Argos	1,015		5,188
Grupo de Inversiones Suramericana	575		5,380
Interconexion Electrica	2,689		14,782
			70,854
Czech Republic - .3%
CEZ	973	[a]	21,299
Komercni Banka	348	[a]	11,956
Moneta Money Bank	11,318	[b]	41,390
			74,645
Egypt - .2%
Commercial International Bank Egypt	7,779	[a]	41,888
Talaat Moustafa Group	1,540	[a]	787
			42,675
Greece - .4%
Eurobank Ergasias	2,148	[a]	1,964
FF Group	119	[a,c]	0
Hellenic Telecommunications Organization	2,178	[a]	32,554
JUMBO	387		7,879
Motor Oil Hellas Corinth Refineries	1,027		21,821
OPAP	3,418		42,597
			106,815
Hong Kong - 3.1%
Beijing Enterprises Holdings	5,800	[a]	25,333
Beijing Enterprises Water Group	8,600	[a]	3,840
Brilliance China Automotive Holdings	1,200	[a]	1,064
China Agri-Industries Holdings	29,000	[a]	15,539
China Everbright	2,400	[a]	3,650
China Everbright International	2,400	[a]	1,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Hong Kong - 3.1% (continued)
China Gas Holdings	4,300		16,908
China Jinmao Holdings Group	34,000	[a]	22,756
China Mengniu Dairy	7,800	[a]	28,491
China Mobile	7,600	[a]	62,222
China Power International Development	18,700	[a]	3,625
China Resources Beer Holdings	4,000	[a]	18,540
China Resources Cement Holdings	10,000	[a]	11,202
China Resources Gas Group	2,400	[a]	12,625
China Resources Land	17,000	[a]	70,763
China Resources Power Holdings	12,500	[a]	16,752
China State Construction International Holdings	1,900	[a]	1,504
China Taiping Insurance Holdings	21,900	[a]	45,524
China Unicom Hong Kong	51,000	[a]	42,520
CITIC	113,000	[a]	126,869
Far East Horizon	2,900	[a]	2,562
Geely Automobile Holdings	22,900	[a]	36,519
Guangdong Investment	15,300	[a]	30,943
Haier Electronics Group	4,900	[a]	14,683
Kingboard Holdings	11,000	[a]	29,052
Kunlun Energy	50,000	[a]	38,707
Lee & Man Paper Manufacturing	10,000	[a]	6,906
Nine Dragons Paper Holdings	9,700	[a]	9,148
Shanghai Industrial Holdings	3,800	[a]	6,690
Shanghai Industrial Urban Development Group	3,800	[a]	438
Shimao Property Holdings	17,900	[a]	57,816
Sino Biopharmaceutical	11,250		14,954
Sun Art Retail Group	10,400	[a]	12,373
Yuexiu Property	50,000	[a]	10,029
			802,247
Hungary - .4%
MOL Hungarian Oil & Gas	5,241	[a]	44,314
OTP Bank	1,174	[a]	54,433
Richter Gedeon	369	[a]	7,917
			106,664
Indonesia - 1.4%
Adaro Energy	322,500		28,596
Astra International	81,300	[a]	37,448
Bank Central Asia	15,700		36,895
Bank Danamon Indonesia	9,800	[a]	2,473
Bank Mandiri	84,000	[a]	45,983
Bank Negara Indonesia	19,400	[a]	10,169
Charoen Pokphand Indonesia	16,300	[a]	7,909

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Indonesia - 1.4% (continued)
Gudang Garam	3,200	[a]	12,980
Hanjaya Mandala Sampoerna	16,200	[a]	2,438
Indah Kiat Pulp & Paper	7,300	[a]	3,579
Indocement Tunggal Prakarsa	4,100	[a]	4,916
Indofood CBP Sukses Makmur	5,400	[a]	4,481
Indofood Sukses Makmur	61,600	[a]	34,972
Jasa Marga	7,700	[a]	2,570
Kalbe Farma	40,500	[a]	4,189
Matahari Department Store	3,300	[a]	705
Media Nusantara Citra	10,600	[a]	1,229
Pakuwon Jati	14,100	[a]	534
Perusahaan Gas Negara	283,500	[a]	35,160
Surya Citra Media	8,600		898
Telekomunikasi Indonesia	241,700	[a]	66,940
Tower Bersama Infrastructure	40,500	[a]	3,429
Unilever Indonesia	14,500		8,416
United Tractors	12,700	[a]	17,745
Waskita Karya	6,900	[a]	616
			375,270
Malaysia - 1.1%
AirAsia	11,000	[a]	3,814
Astro Malaysia Holdings	6,300		1,845
British American Tobacco Malaysia	600		1,721
CIMB Group Holdings	6,700	[a]	8,029
Dialog Group	2,300		1,829
Digi.Com	24,400		25,125
FGV Holdings	4,400	[a]	1,281
Genting	11,700	[a]	15,653
Genting Malaysia	4,800	[a]	3,533
HAP Seng Consolidated	600		1,425
IOI	12,300		13,586
IOI Properties Group	1,500	[a]	425
Kuala Lumpur Kepong	1,300		7,228
Malayan Banking	14,800	[a]	30,361
Malaysia Airports Holdings	900	[a]	1,477
Maxis	11,800		15,261
Petronas Chemicals Group	12,400	[a]	18,682
Petronas Dagangan	800		4,321
Petronas Gas	3,800		14,803
Public Bank	6,800	[a]	30,762
Sime Darby	33,900	[a]	17,979
Sime Darby Plantation	4,900	[a]	6,066
Sime Darby Property	4,900	[a]	932
Tenaga Nasional	16,400	[a]	49,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Malaysia - 1.1% (continued)
Westports Holdings	2,000	[a]	1,913
YTL	17,442	[a]	3,799
			281,591
Mexico - 3.2%
ALEATICA	4,000	[a]	6,179
Alfa, Cl. A	108,700	[a]	81,746
America Movil, Ser. L	336,600		278,429
Arca Continental	800	[a]	4,530
Cemex, Ser. CPO	70,748		28,418
Coca-Cola Femsa	5,300	[a]	32,383
El Puerto de Liverpool	240	[a]	1,275
Fibra Uno Administracion	25,200		41,410
Fomento Economico Mexicano	5,900		53,197
Gentera	3,800	[a]	4,304
Gruma, Cl. B	930		9,884
Grupo Aeroportuario del Pacifico, Cl. B	3,100		38,385
Grupo Aeroportuario del Sureste, Cl. B	430	[a]	8,270
Grupo Bimbo, Ser. A	4,900	[a]	8,791
Grupo Carso, Ser. A1	900		3,245
Grupo Financiero Banorte, Cl. O	12,100	[a]	74,570
Grupo Lala	1,100		987
Grupo Mexico, Ser. B	24,300		64,597
Industrias Penoles	755		7,837
Infraestructura Energetica Nova	500		2,350
Kimberly-Clark de Mexico, Cl. A	6,500	[a]	13,447
Orbia Advance	9,947		23,505
Promotora y Operadora de Infraestructura	345	[a]	3,731
Wal-Mart de Mexico	19,100		55,888
			847,358
Netherlands - .0%
Prosus	59	[a]	4,252
Peru - .2%
Credicorp	150	[a]	30,987
Southern Copper	400	[d]	15,072
			46,059
Philippines - 1.7%
Aboitiz Power	3,200	[a]	2,045
Altus San Nicolas	27	[a,e]	3
Ayala	570		8,064
Ayala Land	6,500		5,282
Bank of the Philippine Islands	510		829
BDO Unibank	1,100		3,188
Energy Development	32,900	[a,e]	4,693

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Philippines - 1.7% (continued)
Globe Telecom	320		11,864
GT Capital Holdings	189	[a]	2,509
International Container Terminal Services	960	[a]	2,436
JG Summit Holdings	5,070	[a]	6,964
Jollibee Foods	540		2,027
Manila Electric	2,570	[a]	12,974
Megaworld	4,129,400	[a]	328,323
Metro Pacific Investments	21,100	[a]	1,323
PLDT	1,795	[a]	35,001
Robinsons Land	1,400	[a]	702
SM Investments	655	[a]	12,467
SM Prime Holdings	5,500	[a]	4,201
Universal Robina	950	[a]	2,704
			447,599
Poland - 1.3%
Bank Millennium	1,480	[a]	2,256
Bank Polska Kasa Opieki	1,714	[a]	43,681
CCC	22	[a]	551
Eurocash	444	[a]	2,223
Grupa Lotos	581	[a]	11,526
Jastrzebska Spolka Weglowa	257	[a]	1,236
KGHM Polska Miedz	1,138	[a]	26,743
mBank	24	[a]	2,302
Orange Polska	11,636	[a]	21,030
PGE Polska Grupa Energetyczna	6,722	[a]	11,884
Polski Koncern Naftowy ORLEN	3,691	[a]	72,029
Polskie Gornictwo Naftowe i Gazownictwo	10,116	[a]	9,387
Powszechna Kasa Oszczednosci Bank Polski	4,850	[a]	42,725
Powszechny Zaklad Ubezpieczen	7,419	[a]	76,881
Santander Bank Polska	71	[a]	5,234
			329,688
Qatar - .3%
Barwa Real Estate	2,300	[a]	2,229
Ezdan Holding Group	10,100	[a]	1,727
Masraf Al Rayan	22,790		25,772
Ooredoo	10,480	[a]	19,919
Qatar Electricity & Water	930	[a]	4,112
Qatar Fuel	3,850		23,280
Qatar Insurance	1,060	[a]	921
			77,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Romania - .0%
NEPI Rockcastle	55	[a]	453
Russia - 8.4%
Alrosa	49,050	[a]	61,427
Gazprom	69,490	[a]	246,263
Inter RAO UES	833,200	[a]	75,203
LUKOIL	6,553		670,910
Magnitogorsk Iron & Steel Works	48,300		33,840
MMC Norilsk Nickel	706		229,277
Mobile TeleSystems	6,000		30,502
Mobile Telesystems, ADR	7,200		73,368
Moscow Exchange MICEX-RTS	3,260	[a]	5,603
Novatek, GDR	171	[a]	30,772
Novolipetsk Steel	24,620		53,098
PhosAgro, GDR	2,656		33,688
Polyus	188	[a]	22,994
Rosneft	11,200	[a]	83,947
Rostelecom	3,380	[a]	4,646
RusHydro	538,400	[a]	5,793
Sberbank of Russia	52,400	[a]	206,408
Severstal	2,890		41,170
Sistema, GDR	2,772	[a]	15,906
Surgutneftegas	43,900	[a]	31,590
Tatneft	12,750		151,423
VTB Bank	83,310,000	[a]	60,396
X5 Retail Group, GDR	1,030	[a]	37,606
			2,205,830
Saudi Arabia - 1.0%
Al Rajhi Bank	4,700	[a]	83,079
National Commercial Bank	2,700	[a]	33,717
Riyad Bank	6,600	[a]	41,407
Samba Financial Group	4,100	[a]	33,030
Saudi Telecom	3,000	[a]	72,892
			264,125
South Africa - 3.6%
Anglo American Platinum	97	[a]	7,762
AngloGold Ashanti	3,241	[a]	66,028
Aspen Pharmacare Holdings	686	[a]	5,246
Bid	1,733	[a]	38,158
Capitec Bank Holdings	40	[a]	3,589
Clicks Group	1,176		19,163
Exxaro Resources	3,474	[a]	28,210
Gold Fields	6,515	[a]	42,130
Growthpoint Properties	2,134	[a]	2,988
Hyprop Investments	633	[a]	2,273

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
South Africa - 3.6% (continued)
Investec	1,094		6,133
Kumba Iron Ore	750	[a]	17,478
Liberty Holdings	442	[a]	3,113
Life Healthcare Group Holdings	3,147		5,297
Massmart Holdings	900	[a]	3,180
Mr Price Group	1,280		14,365
MTN Group	26,308	[a]	141,460
MultiChoice Group	3,953	[a]	28,129
Naspers, Cl. N	59	[a]	9,685
Nedbank Group	3,572	[a]	46,627
Netcare	14,932		19,599
Old Mutual	66,265	[a]	75,885
Pick n Pay Stores	7,911		34,279
Pioneer Foods Group	322		2,349
PSG Group	50		714
Rand Merchant Investment Holdings	1,549	[a]	2,803
Redefine Properties	5,501		2,613
Remgro	628		7,610
Resilient REIT	82	[a]	356
RMB Holdings	995	[a]	4,857
Sanlam	10,485	[a]	51,702
Sappi	4,026	[a]	10,234
Shoprite Holdings	1,598	[a]	12,438
Standard Bank Group	6,069	[a]	63,218
Steinhoff International Holdings	7,351	[a,d]	440
Telkom	4,108		8,838
The Bidvest Group	2,261	[a]	31,214
The Foschini Group	968		8,890
The SPAR Group	4,353		54,653
Tiger Brands	464		6,095
Truworths International	1,558	[a]	4,583
Tsogo Sun Gaming	2,137		1,556
Vodacom Group	5,658		44,245
			940,185
South Korea - 15.6%
Amorepacific	29	[a]	4,542
Amorepacific	82	[a]	4,922
BGF	38	[a]	163
BGF Retail	20	[a]	2,747
BNK Financial Group	1,120	[a]	6,316
Cheil Worldwide	552		9,777
CJ	676	[a]	46,758
CJ ENM	15	[a]	1,728
CJ Logistics	12	[a]	1,465

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
South Korea - 15.6% (continued)
Daelim Industrial	423	[a]	28,442
Daewoo Engineering & Construction	529	[a]	1,915
DB Insurance	403		14,234
DGB Financial Group	436	[a]	2,362
Dongsuh	40		545
Doosan Bobcat	1,068	[a]	27,429
E-MART	107	[a]	9,853
GS Engineering & Construction	571	[a]	13,258
GS Holdings	774	[a]	29,601
GS Retail	112	[a]	3,699
Hana Financial Group	2,186	[a]	60,162
Hankook Tire & Technology	367	[a]	8,799
Hanmi Pharm	2	[a]	468
Hanmi Science	1	[a]	27
Hanon Systems	469	[a]	4,106
Hanssem	10	[a]	597
Hanwha	2,743	[a]	49,291
Hanwha Life Insurance	1,531	[a]	2,602
Hanwha Solutions	770		10,696
HDC Holdings	176	[a]	1,472
HDC Hyundai Development Co-Engineering & Construction	245	[a]	4,255
Hotel Shilla	360		26,232
Hyosung Advanced Materials	27	[a]	2,240
Hyosung Chemical	19	[a]	1,874
Hyosung Heavy Industries	56	[a]	1,051
Hyosung TNC	26	[a]	3,589
Hyundai Construction Equipment	36	[a]	795
Hyundai Department Store	36	[a]	2,334
Hyundai Electric & Energy System	36	[a]	295
Hyundai Engineering & Construction	885	[a]	28,099
Hyundai Glovis	384		47,170
Hyundai Heavy Industries Holdings	130	[a]	29,703
Hyundai Marine & Fire Insurance	1,236	[a]	22,760
Hyundai Mobis	728	[a]	139,318
Hyundai Motor	2,300		238,797
Industrial Bank of Korea	1,905		17,114
Kangwon Land	267	[a]	6,136
KB Financial Group	2,030		74,476
KCC	32	[a]	5,376
KCC Glass Corp	30	[a]	858
Kia Motors	3,538		120,496
Korea Aerospace Industries	660	[a]	16,541
Korea Gas	742	[a]	20,164

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
South Korea - 15.6% (continued)
Korea Investment Holdings	260	[a]	14,316
Korea Shipbuilding & Offshore Engineering	373	[a]	35,133
Korea Zinc	96	[a]	30,419
Korean Air Lines	1,256	[a]	24,710
KT	699		14,837
KT&G	765		60,813
Kumho Petrochemical	191		10,327
LG	450	[a]	26,362
LG Electronics	1,707		93,302
LG Household & Health Care	38		39,825
LG Innotek	122		15,302
LG Uplus	1,474	[a]	16,284
Lotte	22	[a]	646
Lotte Confectionery	3	[a]	345
Lotte Shopping	314	[a]	30,066
Meritz Securities	4,108		12,515
Mirae Asset Daewoo	2,297	[a]	13,090
NCSoft	24	[a]	12,769
NH Investment & Securities	1,273	[a]	11,619
OCI	117	[a]	5,395
Orange Life Insurance	343	[a,b,e]	7,437
Ottogi	3	[a]	1,268
POSCO	721		130,496
Posco International	1,192	[a]	16,743
S-1	48		3,672
Samsung Card	66		2,103
Samsung Electro-Mechanics	238		24,453
Samsung Electronics	35,806		1,675,692
Samsung Engineering	1,626	[a]	23,221
Samsung Life Insurance	635		36,559
Samsung SDI	101		23,049
Samsung SDS	85		13,718
Samsung Securities	343		10,014
Shinhan Financial Group	3,288		107,017
Shinsegae	108	[a]	23,958
SK Holdings	693	[a]	135,392
SK Hynix	1,651		128,052
SK Telecom	145		27,891
Woongjin Coway	596	[a]	43,703
Woori Financial Group	2,820		23,764
Yuhan	15	[a]	2,724
			4,086,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Taiwan - 14.5%
Acer	45,000	[a]	24,985
Advantech	1,099	[a]	10,478
ASE Technology Holding	20,000	[a]	48,513
Asia Cement	16,000	[a]	23,794
Asustek Computer	9,000	[a]	66,027
Catcher Technology	2,000	[a]	15,829
Cathay Financial Holding	44,000	[a]	58,827
Chailease Holding	6,262	[a]	26,007
Chang Hwa Commercial Bank	8,677	[a]	6,152
Cheng Shin Rubber Industry	5,000	[a]	6,484
Chicony Electronics	13,055	[a]	36,873
China Airlines	15,000	[a]	3,969
China Development Financial Holding	69,000	[a]	21,058
China Life Insurance	23,652	[a]	19,220
China Steel	56,000	[a]	42,653
Compal Electronics	41,000	[a]	24,739
CTBC Financial Holding	126,000	[a]	91,496
Delta Electronics	7,000	[a]	32,735
E.Sun Financial Holding	8,639	[a]	7,990
Eclat Textile	1,000	[a]	12,809
EVA Airways	12,250	[a]	4,923
Evergreen Marine	6,300	[a]	2,424
Far Eastern New Century	26,000	[a]	24,094
Far EasTone Telecommunications	9,000	[a]	20,345
Feng Tay Enterprise	1,232	[a]	7,381
First Financial Holding	11,225	[a]	8,728
Formosa Plastics	19,000	[a]	58,409
Formosa Taffeta	3,000	[a]	3,343
Foxconn Technology	3,060	[a]	6,076
Fubon Financial Holding	67,000	[a]	99,249
Giant Manufacturing	1,000	[a]	5,914
Highwealth Construction	6,100	[a]	9,092
Hon Hai Precision Industry	187,804	[a]	510,039
Hotai Motor	2,000	[a]	40,622
Hua Nan Financial Holdings	9,990	[a]	7,128
Inventec	53,000	[a]	40,017
Lite-On Technology	31,000	[a]	47,941
MediaTek	6,000	[a]	76,316
Mega Financial Holding	27,000	[a]	28,086
Micro-Star International	5,000	[a]	15,173
Nanya Technology	1,000	[a]	2,528
Novatek Microelectronics	7,000	[a]	49,445
Pegatron	60,000	[a]	124,515
Phison Electronics	1,000	[a]	10,361

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Taiwan - 14.5% (continued)
Pou Chen	26,000	[a]	30,003
Powertech Technology	11,000	[a]	38,842
President Chain Store	4,000	[a]	39,211
Quanta Computer	50,000	[a]	101,619
Realtek Semiconductor	2,000	[a]	16,169
Ruentex Industries	600	[a]	1,343
Shin Kong Financial Holding	63,907	[a]	20,668
SinoPac Financial Holdings	42,000	[a]	17,816
Standard Foods	1,154	[a]	2,628
Synnex Technology International	39,600	[a]	48,792
Taishin Financial Holding	19,557	[a]	9,113
Taiwan Business Bank	6,076	[a]	2,472
Taiwan Cement	33,815	[a]	46,740
Taiwan Cooperative Financial Holding	6,861	[a]	4,700
Taiwan Mobile	15,000	[a]	52,805
Taiwan Semiconductor Manufacturing	103,760		1,109,996
The Shanghai Commercial & Savings Bank	22,000	[a]	36,116
Transcend Information	1,000	[a]	2,663
Uni-President Enterprises	48,360	[a]	114,935
United Microelectronics	116,000	[a]	56,570
Vanguard International Semiconductor	4,000	[a]	9,852
Wistron	119,020	[a]	106,287
WPG Holdings	46,880	[a]	58,724
Yageo	2,000	[a]	24,835
Yuanta Financial Holding	48,000	[a]	31,102
Zhen Ding Technology Holding	6,000	[a]	23,325
			3,790,113
Thailand - 2.9%
Advanced Info Service	12,800	[a]	83,238
Airports of Thailand	5,000		11,255
Bangkok Dusit Medical Services, Cl. F	27,200	[a]	21,599
Bangkok Expressway & Metro	3,700	[a]	1,291
Banpu	40,800	[a]	13,056
BEC World	4,000	[a]	675
Berli Jucker	1,200	[a]	1,565
BTS Group Holdings	42,900		17,104
Bumrungrad Hospital	400	[a]	1,704
Central Pattana	1,100	[a]	2,120
Charoen Pokphand Foods	46,000	[a]	44,002
CP ALL	25,200	[a]	56,873
Delta Electronics Thailand	1,100	[a]	1,929
Electricity Generating	300	[a]	2,925
Glow Energy	6,900	[a,e]	20,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.9% (continued)
Thailand - 2.9% (continued)
Home Product Center	7,400	[a]	3,446
Indorama Ventures	48,100		42,738
Intouch Holdings	18,800	[a]	33,268
IRPC	100,600	[a]	9,201
Kasikornbank	3,500		15,622
KCE Electronics	800	[a]	472
Krung Thai Bank	6,900	[a]	3,553
Minor International	2,100	[a]	2,049
PTT	89,569	[a]	123,836
PTT Exploration & Production	19,200		76,570
PTT Global Chemical	48,300	[a]	75,396
Robinson	1,000	[a]	1,723
Thai Oil	41,500	[a]	68,551
Thai Union Group	39,200	[a]	19,108
The Siam Commercial Bank	3,600		11,230
TMB Bank	23,200		1,041
True	9,900	[a]	1,185
			768,428
Turkey - 1.2%
Akbank	16,289	[a]	22,455
Arcelik	1,727	[a]	6,027
BIM Birlesik Magazalar	2,878		23,452
Cola-Cola Icecek	276	[a]	2,124
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413	[a]	951
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	17,938	[a]	27,946
Ford Otomotiv Sanayi	325		4,071
Haci Omer Sabanci Holding	7,572	[a]	12,324
KOC Holding	19,370	[a]	62,603
Petkim Petrokimya Holding	4,031	[a]	2,712
TAV Havalimanlari Holding	1,077	[a]	4,900
Tofas Turk Otomobil Fabrikasi	834	[a]	3,677
Tupras Turkiye Petrol Rafinerileri	1,514	[a]	28,466
Turk Telekomunikasyon	2,544	[a]	3,291
Turkcell Iletisim Hizmetleri	13,571	[a]	31,953
Turkiye Garanti Bankasi	14,511	[a]	28,816
Turkiye Halk Bankasi	2,736	[a]	3,160
Turkiye Is Bankasi, Cl. C	27,468	[a]	33,241
Ulker Biskuvi Sanayi	335	[a]	1,299
Yapi ve Kredi Bankasi	3,046	[a]	1,510
			304,979
United Arab Emirates - .8%
Aldar Properties	42,342	[a]	25,641

Description		Shares		Value ($)
Common Stocks - 86.9% (continued)
United Arab Emirates - ..8% (continued)
DP World		537	[a]	7,509
Dubai Islamic Bank		1,543	[a]	2,398
Emaar Development		6,479	[a]	6,700
Emaar Malls		8,075	[a]	3,995
Emaar Properties		49,096	[a]	53,855
Emirates Telecommunications Group		21,536	[a]	95,460
First Abu Dhabi Bank		4,921	[a]	20,729
				216,287
Total Common Stocks (cost $20,984,709)				22,748,517

Exchange-Traded Funds - 8.6%
United States - 8.6%
iShares India 50 ETF		5,300	[a]	199,015
iShares MSCI Emerging Markets ETF		1,700		71,587
iShares MSCI India ETF		27,891		961,961
KraneShares Bosera MSCI China A ETF		34,900		1,030,597
Total Exchange-Traded Funds (cost $2,170,650)				2,263,160
	Preferred Dividend Yield (%)
Preferred Stocks - 3.3%
Brazil - 1.8%
Banco Bradesco	6.90	12,200		93,439
Braskem, Cl. A	2.90	4,400	[a]	32,620
Centrais Eletricas Brasileiras, Cl. B	3.98	1,100	[a]	10,500
Cia Brasileira de Distribuicao	1.15	1,200	[a]	23,929
Cia Energetica de Minas Gerais	5.23	11,800		41,220
Itau Unibanco Holding	6.48	500		3,812
Itausa - Investimentos Itau	6.88	15,760		47,067
Petroleo Brasileiro	3.60	25,500		169,460
Telefonica Brasil	5.19	3,800		52,928
				474,975
Chile - .1%
Embotelladora Andina, Cl. B	4.83	705		1,841
Sociedad Quimica y Minera de Chile, Cl. B	3.70	711		19,812
				21,653
Colombia - .2%
Bancolombia	2.57	1,851		24,193
Grupo Aval Acciones y Valores	4.07	55,097		23,360
Grupo de Inversiones Suramericana	2.08	254		2,072
				49,625
Russia - .4%
Surgutneftegas		47,000	[a]	26,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 3.3% (continued)
Russia - .4% (continued)
Transneft	6.72	25	[a]	64,516
				91,017
South Korea - .8%
Amorepacific		26	[a]	1,800
CJ	2.91	71	[a]	3,681
Hyundai Motor	5.31	235		15,849
LG Chem	1.06	19	[a]	2,844
LG Household & Health Care	1.43	9		5,718
Samsung Electronics	2.98	4,756		187,611
				217,503
Total Preferred Stocks (cost $790,384)				854,773
		Number of Rights
Rights - .0%
Hong Kong - .0%
Legend Holdings		362	[e]	5
South Korea - .0%
Hdc Hyundai Development Co-Engineering & Construction		122		283
Total Rights (cost $0)				288
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
BTS Group Holdings	12/31/21	4,290		138
Minor International	12/31/21	105		7
Total Warrants (cost $0)				145
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $95,012)	1.56	95,012	[f]	95,012

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,822)	1.56	15,822	[f]	15,822
Total Investments (cost $24,056,577)		99.2%		25,977,717
Cash and Receivables (Net)		.8%		201,468
Net Assets		100.0%		26,179,185

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

REIT—Real Estate Investment Trust

RTS—Russian Trading System

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $216,875 or .83% of net assets.

c The fund held Level 3 securities at January 31, 2020, these securities were valued at $ or .0% of net assets.

d Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $113,693 and the value of the collateral was $168,563, consisting of cash collateral of $15,822 and U.S. Government & Agency securities valued at $152,741.

e The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At January 31, 2020, the value of this security amounted to $32,241 or .12% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Strategic Beta Emerging Markets Equity Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities – Common Stocks	3,171,666	19,576,851	††	-	22,748,517
Equity Securities – Preferred Stocks	546,253	308,520	††	-	854,773
Exchange-Traded Funds	2,263,160	-		-	2,263,160
Investment Companies	110,834	-		-	110,834
Rights	-	288	††	-	288
Warrants	-	145	††	-	145

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2020, accumulated net unrealized appreciation on investments was $1,921,140, consisting of $3,854,303 gross unrealized appreciation and $1,933,163 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.